CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
REVENUE		$ 236	$ 500
COST OF REVENUE		210
RESEARCH AND DEVELOPMENT EXPENSES, NET		7,199	8,518	2,768
GENERAL AND ADMINISTRATIVE EXPENSES		4,281	2,843	8,575
OPERATING LOSS		11,454	10,861	11,343
FINANCIAL INCOME:
Income from change in fair value of financial liabilities at fair value through profit or loss, net		(743)	(523)	(251)
Other financial expenses (income), net		84	(34)	105
FINANCIAL INCOME, net		(659)	(557)	(146)
NET COMPREHENSIVE LOSS		$ 10,795	$ 10,304	$ 11,197
LOSS PER ORDINARY SHARE* -
Basic	[1]	$ 0.89	$ 1.30	$ 2.49
Diluted	[1]	$ 0.89	$ 1.31	$ 2.49
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES* -
Basic	[1]	12,146,729	7,955,447	4,490,720
Diluted	[1]	12,146,729	7,983,402	4,490,720

[1]	Retroactively adjusted due to ordinary shares split, see note 11.